UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                     Date of fiscal year end: December 2005

             Date of reporting period: July 1, 2004 - June 30, 2005

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ORDINARY GENERAL MEETING
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
TICKER  ISIN            HOLDINGS        Nb of Shares    Date of AGM     Description of the matter voted
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                        ELECTRICAL ENGINEERING & ELECTRONICS
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KABN    CH0011795959    KABA                  4,500     10/26/2004      1. Approval of the business report

                                                                        2. Appropriation of the balance sheet profit of Kaba Holding
                                                                        AG

                                                                        3. Discharge of the board of directors and the management

                                                                        4. Elections into the board of directors

                                                                        5. Election of the auditors and the group auditor
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                        BANKS
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CSGN    CH0012138530    CREDIT SUISSE       458,000     4/29/2005       1. Presentation and approval of the annual report, the
                                                                        parent company's 2004 financial statements and the
                                                                        group's 2004 consolidated financial statements.

                                                                        2. Discharge of the acts of the members of the board of
                                                                           directors and executive board

                                                                        3. Resolution on the appropriation of retained earnings

                                                                        4. Approval of the share buy back program

                                                                        5.1 Elections of the board of directors

                                                                        5.2 Election of the parent company's independent auditors
                                                                        and the group's independent auditors

                                                                        5.3 Election of special auditors

                                                                        6. Adjustment to the authorized capital

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SGKN    CH0011484067    ST. GALLER           14,305     4/20/2005       1. Comments on annual report, accounts of the
                        KANTONAL BANK                                      group and annual accounts 2004

                                                                        2. Acknowledgement of the reports of the auditors and the
                                                                        group auditor

                                                                        3. Approval of the annual report and the accounts of the
                                                                        group

                                                                        4. Approval of the annual accounts

                                                                        5. Discharge of the members of the board of directors

                                                                        6. Appropriation of the balance profit

                                                                        7. Elections

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UBSN    CH0012032030    UBS                 435,000     4/25/2005       1. Annual report, group and parent company accounts 2004

                                                                        2. Appropriation of retained earnings, dividend for the
                                                                        financial year 2004

                                                                        3. Discharge of the members of the board of directors and
                                                                        the group executive board

                                                                        4. Elections

                                                                        5. Capital reduction

                                                                        5.1 Cancellation of shares purchased under the 2004/2005
                                                                        share buyback program and respective amendment of article 4 of the articles of association

                                                                        5.2 Approval of a new 2005/2006 share buyback program

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VONN    CH0012335540    VONTOBEL             94,000     4/26/2005       1. Approval of the annual report, annual accounts and
                                                                        accounts of the group 2004. Reports of the auditors and
                                                                        group auditors

                                                                        2. Discharge of the board of directors and the management

                                                                        3. Appropriation of the balance profit

                                                                        4. Elections into the board of directors

                                                                        5. Election of the auditors and the group auditor

                                                                        6. Modification of by-laws

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                        BASIS RESOURCES
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PRWN    CH0013283368    PRECIOUS WOODS       47,992     5/25/2005       1. 2004 Annual report and financial statements of the
                        HOLDINGS AG                                     holding company and the group, incl. auditors' reports

                                                                        2. Discharge of the board of directors

                                                                        3. Election of the members of the board of directors

                                                                        4. Election of the auditors for the holding company and
                                                                        the group

                                                                        5. Miscellaneous matters

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STLN    CH0005795668    SWISS STEEL          20,000     4/21/2005       1. Annual reports, annual accounts and accounts of the
                                                                        group 2004

                                                                        2. Appropriation of the balance results 2004

                                                                        3. Discharge of the board of directors and management

                                                                        4. Elections

                                                                        5. Modification of by-laws creation of authorized share
                                                                        capital

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                        BIOTECHNOLOGY
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ATLN    CH0010532478    ACTELION              1,263     4/14/2005       1. Presentation of the annual business report of the board of directors, annual accounts and accounts of the group 2004

                                                                        2. Presentation of the reports of the auditors and the
                                                                        group auditor

                                                                        3. Approval of the business report with the annual report, annual accounts and accounts of the grouped 2004

                                                                        4. Appropriation of the result

                                                                        5. Discharge of the board of directors and management

                                                                        6. Elections

                                                                        7. Modification of the capital structure of the company

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CYTN    CH0011025217    CYTOS                12,273     4/25/2005       1. Approval of the annual report and
                        BIOTECHNOLOGY                                   the annual financial statements for Cytos Biotechnology AG and the consolidated financial statements for the year 2004

                                                                        2. Discharge of the members of the board of directors and of the executive board

                                                                        3. Establishment of authorized share capital in the amount of 100,000 CHF and authorization of the board of directors

                                                                        4. Election of the board of directors

                                                                        5. Election of the statutory auditors and the group auditors

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                        CHEMICALS
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CIBN    CH0005819724    CIBA SPECIALTY      125,000     3/3/2005        1.Approval of the final report, financial statements and of the consolidated statements for 2004

                                                                        2. Allocation of profit

                                                                        3. Discharge of the board of directors and the management

                                                                        4.  Cancellation of shares as a consequence of the share buy back program

                                                                        5. Reduction of the shares capital and repayment of nominal value of the shares

                                                                        6.  Reduction of the share  capital  amount  required to
                                                                        have an item put on the agenda

                                                                        7. Re-election of auditors

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SIK     CH0000587979    SIKA AG BEARER       15,488     4/12/2005       1. Approval of the annual report, the annual accounts, and the accounts of the group 2004

                                                                        2. Resolution on the appropriation of the balance sheet
                                                                        profit

                                                                        3.  Capital  reduction in order to pay back the par value to demand that item

                                                                        4. Reduction of the threshold value to demand that item

                                                                        5. Discharge of the administration

                                                                        6. Elections of the board of directors and the auditor group

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SYNN    CH0011037469    SYNGENTA            117,306     4/26/2005       1. Approval of the annual report,  the annual accounts,  and the accounts of the group 2004

                                                                        2.   Discharge  of  the  directors  of  the  board  and  the
                                                                        management

                                                                        3. Appropriation of the balance profit 2004

                                                                        4. Reduction of the share capital by  cancellation of shares acquired over a second trading line

                                                                        5.  Reduction  of the share  capital by repayment on the par value of the shares

                                                                        6. Election into the board

                                                                        7. Election of Auditors and the group auditor

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                        CONSTRUCTION
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HOLN    CH0012214059    HOLCIM              135,143     5/3/2005        1.  Annual   report,   annual   financial   statements   and
                                                                        consolidated  financial  statements  statutory  auditors and group auditors reports

                                                                        2. Discharge of members of the board of directors

                                                                        3. Appropriation of the balance sheet profit;  determination of the dividend and time of payment

                                                                        4. Elections

                                                                        5. Re-election of the members of the board of directors

                                                                        6. Election of external auditors and group auditor

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                        FOOD AND BEVERAGES
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LISN    CH0010570759    LINDT &                 300     4/28/2005       1. Approval of the annual accounts of the group 2004
                        SPRUENGLI
                                                                        2. Discharge of the board of directors

                                                                        3. Appropriation of the balance profit

                                                                        4. Election

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NESN    CH0012056047    NESTLE              207,000     4/14/2005       1. Annual report, annual accounts and accounts of the group, report of the auditors

                                                                        2. Discharge of the board of directors and the management

                                                                        3. Resolution on the appropriation

                                                                        4.  Modification  of  by-laws at the  request  of  different shareholders

                                                                        4.1 Composition of the board of directors

                                                                        4.2 Term and election of the board of directors

                                                                        4.3 Right of the  shareholders  to have an item  included on the meeting agenda

                                                                        5. Election to the board of directors

                                                                        6. Election of the auditors

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                        INDUSTRIAL GOODS & SERVICES
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ADEN    CH00121138605   ADECCO               60,000     5/26/2005       1.  Presentation,  with annual  reports and  accounts of the group 2004

                                                                        2.  Presentation  of the reports of the  auditors  and group auditor

                                                                        3. Approval of the business report 2004

                                                                        4. Appropriation of balance profit

                                                                        5. Discharge of the members of the board of directors

                                                                        6. Elections

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BEAN    CH0001503199    BELIMO                2,055     4/21/2005       1.  Approval of the  business  report with annual  accounts, annual report and accounts of the group 2004.  Acceptance of the reports of the auditors and the group auditor

                                                                        2. Resolution on the appropriation of the balance profit

                                                                        3.  Reduction  of the share  capital by repayment on the par value on the shares to shareholders

                                                                        4. Further modification of by-laws

                                                                        5. Discharge of the board of directors

                                                                        6. Election of the auditors and group auditor

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KNIN    CH0012541816    KUEHNE & NAGEL       49,854     5/2/2005        1.  Approval  of the  annual  report  and  the  consolidated accounts

                                                                        2. Resolution on the appropriation of the balance profit

                                                                        3. Discharge of the members of the board

                                                                        4. Election into the board of directors

                                                                        5. Creation of conditional share capital

                                                                        6. Election of auditors and the group auditor

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LGSN    CH0010870480    LEICA                 4,569     7/6/2005        1.  Presentation  of the annual  report  2004/05  and of the report of the auditors and group auditors

                                                                        2.   Approval  of  the  annual   report  and  the  financial
                                                                        statements  of the  company  and the group as of 31 of March
                                                                        2005

                                                                        3.  Allocation  of the balance  sheet results and payment of dividends

                                                                        4.  Granting of discharge to the members of the board and of the management

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SGSN    CH0002497458    SGS                   6,598     3/23/2005       1. Annual  report;  accounts of SGS SA and of the SGS Group;
                                                                        report of the auditors

                                                                        2. Release of the board of directors and of the management

                                                                        3. Decisions on the  appropriation of profits resulting from the balance sheet of SGS SA

                                                                        4. Election to the board of directors

                                                                        5. Election of auditors

                                                                        6.   Amendment   of  article   5TER  of  the   Articles   of
                                                                        Incorporation

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SIGN    CH0012022494    SIG HOLDING           8,496     4/5/2005        1. Approval of annual  report,  the annual  accounts and the consolidated  accounts for the 2004 business year as well as acknowledgement  of the reports of the auditor and the group auditor

                                                                        2. Appropriation of the balance profit

                                                                        3.  Discharge of the members of the board of  directors  and the management for the business year 2004

                                                                        4. Elections

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SUN     CH0002376454    SULZER               31,460     4/15/2005       1.Annual report, annual accounts and consolidated  financial statements for 2004.

                                                                        2. Appropriation of net profits

                                                                        3. Discharge

                                                                        4. Election to the board of directors

                                                                        5. Election of the company and corporate auditors

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ROL     CH0003245351    VON ROLL            615,035     4/6/2005        1. Approval of annual  report,  the annual  accounts and the
                                                                        consolidated   accounts  for  the  2004  business  year  and
                                                                        acknowledgment  of the  reports of the auditor and the group auditor

                                                                        2. Resolution on the appropriation of the annual result

                                                                        3.  Discharge  of  the  member  of  the  directors  and  the executive board

                                                                        4. Elections

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             INSURANCE
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RUKN    CH0012332372    SWISS RE             68,088     5/9/2005        1.  Annual  report,   annual  and   consolidated   financial
                                                                        statements 2004

                                                                        2. Discharge of the Board of Directors and Executive Board

                                                                        3. Allocation of disposable profit

                                                                        4. Elections

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ZURN    CH0011075394    ZURICH FINANCIAL     81,100     4/19/2005       1.  Approval  of the annual  report,  the  annual  financial
                        SERVICES                                        statements  and the  consolidated  financial  statements for
                                                                        2004

                                                                        2.  Appropriation of available  earnings of Zurich Financial
                                                                        Services for 2004

                                                                        3.  Share  capital  reduction,  repayment  of  reduction  in nominal value, and changes to articles of incorporation

                                                                        4. Change to articles of incorporation

                                                                        5.  Release  for members of the board of  directors  and the group executive committee

                                                                        6. Election and re-elections

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                        MEDICAL TECHNOLOGY
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PHBN    CH0012549785    PHONAK               16,867     7/7/2005        1. Approval of the annual  report,  annual  accounts and the accounts of the group

                                                                        2. Discharge of the members of directors and management

                                                                        3. Resolution on the appopriation of the balance profit

                                                                        4. Election into the board of directors

                                                                        5. Election of the auditors and the group auditor

                                                                        6. Modificatoion of by-laws


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                        PHARMACEUTICALS
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NOVN    CH0012005267    NOVARTIS          1,149,000     3/1/2005        1. Approval of the annual report,  the financial  statements
                                                                        of   Novartis,   and  the  groups   consolidated   financial
                                                                        statements for the year 2004

                                                                        2. Approval of the activities of the board

                                                                        3. Appropriation of available earnings of Novartis AG as per balance sheet and declaration of dividend

                                                                        4. Reduction of share capital

                                                                        5. Further share repurchase program

                                                                        6. Re-election to the board of directors

                                                                        7. Appointment of the auditors and the group auditor

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ROG     CH0012032048    ROCHE               420,000     2/28/2005       1. Annual report, annual accounts and consolidated financial statements for 2004

                                                                        2. Appropriation of net profits

                                                                        3. Discharge

                                                                        4. Election to the board of directors

                                                                        5. Election of the company and corporate auditors

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             RETAIL
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GALN    CH0015536466    GALENICA             24,767     5/19/2005       1.  Annual  report,   annual   financial  and   consolidated
                                                                        financial statement for 2004;  acknowledgment of the reports of the auditors

                                                                        2. Discharge of the board of directors

                                                                        3. Allocation of available earnings for 2004

                                                                        4.  Reduction of share capital by repayment of nominal value of shares

                                                                        5.  Reduction in percentage  required  having an item put on the agenda of the annual general meeting


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             TECHNOLOGY
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HUBN    CH0012398241    HUBER & SUHNER       14,238     4/20/2005       1.  Annual  report,  annual  accounts  2004,  report  of the auditors.  Approval  of the  annual  report  and the  annual accounts, 2004 by the board

                                                                        2.  Annual  accounts  2004 and report of the  statutory  and group auditors.  Approval of the finacial statements for the year 2004

                                                                        3. Discharge of the board directors for the year 2004

                                                                        4. Appropriation of availabile earnings as per balance sheet and declaration of dividend

                                                                        5. Elections of board of directions and group auditors

                                                                        6. Various

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LOGN    CH0021655334    LOGITECH            200,449     6/16/2005       1. Report on operations  for the fiscal year ended March 31,
                                                                        2005

                                                                        2. Approval of the annual report, the consolidated  accounts of the Logitech group and accounts of Logitech International
                                                                        SA for Fiscal Year 2005,  Report of the  Statutory and Group
                                                                        Auditors

                                                                        3. Share split on 2 for 1 basis

                                                                        4. Appropriation of retained earnings

                                                                        5.  Lower  minimum  shareholding  for  placing  items on AGM agenda

                                                                        6. Discharge of the board of Directors

                                                                        7. Elections of the Board of Directors and Auditors

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TEMN    CH0012453913    TEMENOS              23,813     5/25/2005       1. Annual report 2004, annual accounts 2004, accounts of the group 2004, reports of the auditors and the group auditor

                                                                        2. Appropriation of the balance result

                                                                        3. Discharge of the members of the board of directors

                                                                        4.Election into the auditors and the group auditor

                                                                        5. Election of the auditors and group auditor

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             UTILITY SUPPLIERS
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AT/N    CH0001579280    AARE-TESSIN AG          500     4/28/2005       1. Annual financial statements for 2004
                        FUR ELEKTRIZITAT
                                                                        2. Annual report and annual  financial  statements  for 2004 for AARE-TESSIN AG for electrical power

                                                                        3. Discharge of the board of directors

                                                                        4. Appropriation of net profits.

                                                                        5. Elections of:

                                                                        5a. Board of directors

                                                                        5b. Auditors

                                                                        5c. Group auditors

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BKWN    CH0014307109    BKW FMB ENERGIE      22,445     5/26/2005       1. Annual report,  annual accounts and accounts of the group
                        AG                                              2004 reports of the auditors and the group auditors

                                                                        2. Appropriation of the balance profit

                                                                        3. Modification of by-laws

                                                                        4. Discharge of the board of directors

                                                                        5. Election of the auditors and the group auditor

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EGL     CH0003288229    ELKT LAUFENBURG      17,144     1/28/2005       1. Annual report,  annual accounts and accounts of the group
                                                                        2003/2004. Reports of the auditors and the group auditors

                                                                        2. Discharge of the members of the board of directors

                                                                        3. Appropriation of the net profits

                                                                        4. Election of the members of the board

                                                                        5. Election of the auditors and the group auditors
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

                                                                                              Reason for
        Proposed by     Whether the                 Whether the                               not voting/
        the Issuer (I)  fund cast                   fund cast its                             How the
        or the          its vote on How did the     vote for or     Date Proxy   Date Proxy   fund would
TICKER  shareholder (S) the matter  fund vote       against board   Was Received Was Sent In  have voted   WEBSITE
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                        ELECTRICAL ENGINEERING & ELECTRONICS
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KABN    I               Yes         Yes to all      For             9/22/2004    10/7/2004    NA           WWW.KABA.CH

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                        BANKS
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CSGN    I               YES         Yes to          For the board   4/5/2005     4/16/2005    N/A          WWW.CREDIT-SUISSE.COM
                                    all items

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SGKN    I               YES         Yes to          For the board   3/15/2005    3/15/2005    N/A          WWW.SGKB.CH
                                    all items

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UBSN    I               YES         Yes to          For the board   3/17/2005    3/28/2005    N/A          WWW.UBS.COM
                                    all items

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VONN    I               YES         Yes to          For the board   4/1/2005     4/1/2005     N/A          WWW.VONTOBEL.COM
                                    all items

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                        BASIS RESOURCES
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PRWN    I               YES         Yes to          For the board   5/9/2005     5/9/2005                  WWW.PRECIOUSWOODS.CH
                                    all items

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STLN    I               YES         Yes to          For the board   4/14/2005    4/14/2005    N/A          WWW.SWISS-STEEL.COM
                                    all items
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                        BIOTECHNOLOGY
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ATLN    I               YES         Yes to          For the board   3/15/2005    3/28/2005    N/A          WWW.ACTELION.COM
                                    all items
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CYTN    I               YES         Yes to items    For the board   5/11/2005    5/13/2005    N/A          WWW.CYTOS.COM
                                    1, 2, 4
                                    No to proposal
                                    of item 3

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                        CHEMICALS
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CIBN    I               YES         Yes to          For the board   2/4/2005     2/7/2005     N/A          WWW.CIBASC.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
SIK     I               YES         Yes to          For the board   3/22/2005    3/23/2005    N/A          WWW.SIKA.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
SYNN    I               YES         Yes to          For the board   3/17/2005    3/28/2005    N/A          WWW.SYNGENTA.COM
                                    all items
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                        CONSTRUCTION
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HOLN    S               YES         Yes to          For the board   4/12/2005    4/12/2005    N/A          WWW.HOLCIM.
                                    all items
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                        FOOD AND BEVERAGES
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LISN    I               YES         Yes to          For the board   4/12/2005    4/12/2005    NA           WWW.LINDT.COM
                                    all items
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NESN    I               YES         Yes to          For the board   3/15/2005    3/30/2005    NA           WWW.NESTLE.COM
                                    all items
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                        INDUSTRIAL GOODS & SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
ADEN    I               YES         Yes to          For the board   4/29/2005    5/3/2005     N/A          WWW.ADECCO.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
BEAN    I               YES         Yes to          For the board   3/23/2005    3/23/2005    N/A          WWW.BELIMO.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
KNIN    I               YES         Yes to          For the board   4/14/2005    4/14/2005    N/A          WWW.KUEHNE-NAGEL.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
LGSN    I               YES         Yes to          For the board   6/15/2005    6/15/2005    N/A          WWW.LEICA-GEOSYSTEMS.COM
                                    all items
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SGSN    I               YES         Yes to          For the board   3/2/2005     3/2/2005     N/A          WWW.SGSGROUP.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
SIGN    I               YES         Yes to          For the board   3/16/2005    3/17/2005    N/A          WWW.SIG-GROUP.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
SUN     I               YES         Yes to          For the board   4/2/2005     4/5/2005     N/A          WWW.SULZER.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
ROL     I               YES         Yes to          For the board   3/16/2005    3/28/2005    N/A          WWW.VONROLL.CH
                                    all items
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                        INSURANCE
-----------------------------------------------------------------------------------------------------------------------------------
RUKN    I               YES         Yes to          For the board   3/28/2005    3/28/2005    N/A          WWW.SWISSRE.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
ZURN    I               YES         Yes to          For the board   3/18/2005    3/18/2005    N/A          WWW.ZURICH.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
                        MEDICAL TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
PHBN    I               YES         Yes to          For the board   6/9/2005     6/13/2005    N/A          WWW.PHONAK.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
                        PHARMACEUTICALS
-----------------------------------------------------------------------------------------------------------------------------------
NOVN    I               YES         Yes to          For the board   2/4/2005     2/7/2005     N/A          WWW.NOVARTIS.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
ROG     I               NO                                                                    DIVIDEND     WWW.ROCHE.COM
                                                                                              RIGHTS
                                                                                              CERTIFICATES
                                                                                              NO VOTING
                                                                                              POWER
-----------------------------------------------------------------------------------------------------------------------------------
                        RETAIL
-----------------------------------------------------------------------------------------------------------------------------------
GALN    I               YES         Yes to          For the board   4/26/2005    4/28/2005    N/A          WWW.GALENICA.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
                        TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
HUBN    I               YES         Yes to          For the board   4/7/2005     4/7/2005     N/A          WWW.HUBERSUHNER.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
LOGN                    YES         Yes to          For the board   6/1/2005     6/1/2005     N/A          WWW.LOGITECH.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
TEMN    I               YES         Yes to          For the board   5/3/2005     5/5/2005     N/A          WWW.TEMENOS.COM
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
                        UTILITY SUPPLIERS
-----------------------------------------------------------------------------------------------------------------------------------
AT/N    I               YES         Yes to          For the board   5/6/2005     5/6/2005     N/A          WWW.ATEL.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
BKWN    I               YES         Yes to          For the board   5/4/2005     5/5/2005     N/A          WWW.BKW-FMB.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------
EGL     I               YES         Yes to          For the board   1/6/2005     1/6/2005     N/A          WWW.EGL.CH
                                    all items
-----------------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SWISS HELVETIA FUND, INC.


By:      /s/ Rudolf Millisits
         ___________________________
         Rudolf Millisits, Treasurer

Date:    August 15, 2005
         __________________________